Asset-backed securitization debt - Summary of asset-backed securitization debt (Details) - Asset-backed Securities [Member] ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Within 1 year	¥ 6,278,472
Between 1 to 2 years	1,173,227
Between 2 to 3 years	0
Between 3 to 4 years	0
Between 4 to 5 years	¥ 0